Basis of Presentation of Interim Financial Statements and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Basis of Presentation of Interim Financial Statements and Significant Accounting Policies [Abstract]
Property and equipment estimated life
Furniture & fixtures	5 years
Equipment	5 years
Computer software and hardware	5 years
Leasehold improvements	5 years